Note 20 (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets And Liabilities [Abstract]
Other assets and liabilities [Table Text Block]
The breakdown of the balances of these headings of the consolidated balance sheets is as follows:

Other assets and liabilities (Millions of Euros)
	2024	2023	2022 ⁽¹⁾
ASSETS
Inventories ⁽²⁾	1,299	276	325
Transactions in progress	482	41	93
Accruals	1,862	1,368	1,461
Other items	1,881	1,174	706
Total	5,525	2,859	2,586
LIABILITIES
Transactions in progress	306	133	44
Accruals	3,066	2,878	2,595
Other items	1,997	2,466	2,269
Total	5,370	5,477	4,909
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
(2) The variation in 2024 corresponds mainly to the acquisition of land plots from the Group's real estate company Crea Madrid Nuevo Norte, S.A. in relation to an urban planning operation in Madrid.